Statements of Changes in Partners' Capital (USD $)	Limited Partners [Member]	General Partner [Member]	Total	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter Campbell L.P. [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] Limited Partners [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member] General Partner [Member]	Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Balance at Dec. 31, 2009	$ 111,976,636	$ 1,137,094	$ 113,113,730	$ 93,776,897	$ 952,606	$ 94,729,503	$ 91,155,811	$ 931,365	$ 92,087,176
Balance (in units) at Dec. 31, 2009			6,041,806.198			9,674,466.469			8,050,554.657
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	10,821,260	112,886	10,934,146	5,668,654	59,458	5,728,112	7,136,913	73,588	7,210,501
Redemptions	(16,886,612)	(92,119)	(16,978,731)	(18,637,105)	(134,469)	(18,771,574)	(18,410,909)	(112,428)	(18,523,337)
Redemptions (in units)			(872,165.267)			(1,958,082.547)			(1,547,532.904)
Balance at Dec. 31, 2010	105,911,284	1,157,861	107,069,145	80,808,446	877,595	81,686,041	79,881,815	892,525	80,774,340
Balance (in units) at Dec. 31, 2010			5,169,640.931			7,716,383.922			6,503,021.753
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	1,057,020	12,896	1,069,916	(5,354,560)	(61,966)	(5,416,526)	1,254,790	14,595	1,269,385
Redemptions	(14,293,505)	(99,988)	(14,393,493)	(17,060,643)	(100,094)	(17,160,737)	(12,495,683)	0	(12,495,683)
Redemptions (in units)			(693,201.784)			(1,669,323.158)			(993,900.324)
Balance at Dec. 31, 2011	92,674,799	1,070,769	93,745,568	58,393,243	715,535	59,108,778	68,640,922	907,120	69,548,042
Balance (in units) at Dec. 31, 2011			4,476,439.147			6,047,060.764			5,509,121.429
Increase/(decrease) in Partners' Capital [Roll Forward]
Net Income (Loss)	(11,911,182)	(133,219)	(12,044,401)	75,477	5,058	80,535	(6,186,843)	(76,753)	(6,263,596)
Redemptions	(18,201,659)	(200,012)	(18,401,671)	(16,154,830)	(200,103)	(16,354,933)	(19,436,159)	(299,998)	(19,736,157)
Redemptions (in units)			(926,765.223)			(1,628,814.049)			(1,679,265.122)
Balance at Dec. 31, 2012	$ 62,561,958	$ 737,538	$ 63,299,496	$ 42,313,890	$ 520,490	$ 42,834,380	$ 43,017,920	$ 530,369	$ 43,548,289
Balance (in units) at Dec. 31, 2012			3,549,673.924			4,418,246.715			3,829,856.307